REDEEMABLE CONVERTIBLE PREFERRED SHARES	12 Months Ended
Dec. 31, 2021
Temporary Equity Disclosure [Abstract]
REDEEMABLE CONVERTIBLE PREFERRED SHARES

15. REDEEMABLE CONVERTIBLE PREFERRED SHARES

On July 30, 2014, the Company issued 18,642,038 Series A Redeemable Convertible Preferred Shares ("Series A Preferred Shares”) at US$0.1475 per share with total consideration of US$2,750 (equivalent to RMB16,902).

On February 6, 2015, the Company issued 19,617,225 Series B Redeemable Convertible Preferred Shares ("Series B Preferred Shares”) at US$0.52 per share with total consideration of US$10,200 (equivalent to RMB62,691).

On June 10, 2016, the Company issued 18,608,315 Series C Redeemable Convertible Preferred Shares ("Series C Preferred Shares”) to investors at US$1.34 per share with total consideration of US$25,000 (equivalent to RMB165,466).

Also on June 10, 2016, Max Connect Limited (“Max Connect”), incorporated in the Cayman Islands, purchased 26,051,641 Series C Redeemable Convertible Preferred Shares at nominal consideration. On the same day, Beijing Hongshan Shengde Equity Investment Center (Limited Partnership) (“Hongshan Shengde”), registered in the People's Republic of China and is an affiliate of Max Connect, and Ronglian Yitong and its nominee shareholders entered into a capital increase agreement, pursuant to which, Hongshan Shengde invested into Ronglian Yitong with cash of RMB230,087 (equivalent to US$35,000).

On November 3, 2020, the Company, Max Connect and Hongshan Shengde agreed to change certain investment arrangements relating to Max Connect's investment in Series C Redeemable Convertible Preferred Shares and Hongshan Shengde's investment in Ronglian Yitong, pursuant to which, (1) Max Honest Ltd. (“Max Honest”), incorporated in the Cayman Islands and is an affiliate of Max Connect and Hongshan Shengde, would be designated as the new holder of 26,051,641 Series C Redeemable Convertible Preferred Shares which was previously held by Max Connect, and (2) the capital increase arrangement with Ronglian Yitong would be terminated.

On the same day, the holder of Series C Redeemable Convertible Preferred Shares was re-designated: Max Connect surrendered 26,051,641 Series C Redeemable Convertible Preferred Shares for nominal consideration, and the Company approved the issue of 26,051,641 Series C Redeemable Convertible Preferred Shares to Max Honest for a consideration of US$35,000, which would be paid via a promissory note. To facilitate the repayment of the promissory note issued by Max Honest, the Company intends for Ronglian Yitong to pay to Hongshan Shengde the cash consideration that Max Honest have promised for its Series C Redeemable Convertible Preferred Shares and Max Honest will return such cash consideration to the Company. The net impact of those transactions will be to transfer a certain amount of cash from the Company's subsidiary to the Company, with no net impact on cash.

On November 3, 2020, the subscription receivable of US$35,000 from Max Honest was recorded as a reduction of mezzanine equity, and the payable by Ronglian Yitong to Hongshan Shengde with an amount of RMB230,087 was recorded in liabilities.

On March 19, 2018, the Company issued 12,462,157 Series D Redeemable Convertible Preferred Shares ("Series D Preferred Shares”) at US$2.05 per share with total consideration of US$25,600 (equivalent to RMB160,975).

On August 28, 2019, the Company issued 13,040,152 Series E Redeemable Convertible Preferred Shares ("Series E Preferred Shares”) at US$2.45 per share with total consideration of US$32,000 (equivalent to RMB226,646). The issuance costs were US$1,766 (equivalent to RMB12,427).

On March 25, 2020 and July 15, 2020, the Company issued 3,706,745 and 3,501,087 ordinary shares, in connection with the purchase of non-controlling interests of the Group's subsidiaries. Pursuant to the anti-dilution provision in the Series E financing arrangement, the Company issued 263,843 and 406,605 additional Series E Preferred shares at par value to existing Series E Preferred Shareholders on March 25, 2020 and July 15, 2020, respectively. The newly issued preferred shares were deemed as dividends to the existing Series E Preferred Shares.

On November 13, 2020, the Company issued 31,581,509 Series F Redeemable Convertible Preferred Shares ("Series F Preferred Shares”) at US$2.88 per share with total consideration of US$91,000 (equivalent to RMB598,662). The issuance costs were US$1,807 (equivalent to RMB11,830).

In February 2021, the Company completed its IPO on the New York stock exchange and issued 23,000 ADSs for a net proceeds of US$342 million (equivalent to RMB2.2 billion) at an issuance price of US$16 per ADS. Each ADS represents two ordinary shares. The issued and outstanding 158,900,014 redeemable convertible preferred shares were converted to Class A ordinary shares on a one-for-one-basis at the same time in the amount of US$1.27 billion (equivalent to RMB8.20 billion), which includes accretion from January 1, 2021 to February 9, 2021, the date of the Company's initial public offering. The issued and outstanding 95,140,749 pre-offering ordinary shares were converted to Class A ordinary shares on a one-for-one-basis at the same time, and the remaining 25,649,839 pre-offering ordinary shares were converted to Class B ordinary shares.

The Company's redeemable convertible preferred shares activities consist of the following:

RMB	Series A	Series B	Series C	Series D	Series E	Series F	Total
Balance as of January 1, 2019	172,724	202,494	603,825	195,864	-	-	1,174,907
Issuance for cash	-	-	-	-	226,646	-	226,646
Issuance costs	-	-	-	-	(12,427)	-	(12,427)
Inducement cost*	-	-	-	-	(4,350)	-	(4,350)
Modifications	-	-	6,716	5,562	-	-	12,278
Accretion of Redeemable Convertible Preferred Shares	(1,029)	(2,842)	(12,570)	4,066	23,437	-	11,062
Foreign currency translation adjustment	2,833	3,302	9,876	3,334	(3,332)	-	16,013
Balance as of December 31, 2019	174,528	202,954	607,847	208,826	229,974	-	1,424,129
Exercise of Series E warrants	-	-	-	-	122,642	-	122,642
Issuance for cash	-	-	-	-	-	598,662	598,662
Issuance costs	-	-	-	-	-	(11,830)	(11,830)
Deemed dividends	-	-	-	-	14,729	-	14,729
Accretion of Redeemable Convertible Preferred Shares	229,846	226,825	396,106	77,441	93,773	115,117	1,139,108
Foreign currency translation adjustment	(23,710)	(25,385)	(60,725)	(17,694)	(23,869)	(10,477)	(161,860)
Balance as of December 31, 2020	380,664	404,394	943,228	268,573	437,249	691,472	3,125,580
Subscription receivables	-	-	(230,087)	-	(106,092)	-	(336,179)
Carrying amount as of December 31, 2020	380,664	404,394	713,141	268,573	331,157	691,472	2,789,401
Issuance of Series F Preferred Shares	-	-	-	-	-	257,198	257,198
Accretion of Redeemable Convertible Preferred Shares	588,758	615,764	1,379,371	379,571	610,099	1,305,090	4,878,653
Foreign currency translation adjustment	(7,001)	(7,391)	213,120	(4,768)	98,368	(14,146)	278,182
Balance as of Feburary 9, 2021	962,421	1,012,767	2,305,632	643,376	1,039,624	2,239,614	8,203,434
Conversion to Class A Ordinary Shares	(962,421)	(1,012,767)	(2,305,632)	(643,376)	(1,039,624)	(2,239,614)	(8,203,434)
Balance as of December 31, 2021	-	-	-	-	-	-	-

* On August 28, 2019, the Series E investors requested to restrict one of the founders, Mr. Li's ordinary shares for a period of three years, which was a protective clause and was an inducement made to facilitate the investment in the Series E Preferred Shares on behalf of the Company. Therefore, the fair value of the restricted shares recognized as additional paid-in capital and reflected as a reduction of the proceeds allocated to the Series E Preferred Shares. The fair value of restricted shares was estimated by management with the assistance of valuer and involves significant assumptions that might not be observable in the market, and a number of complex and subjective variables, including discount rate, risk‑free interest rate and subjective judgments regarding the Company's projected financial and operating results, its unique business risks, the liquidity of its ordinary shares and its operating history and prospects at the time the grants are made. As of August 28, 2019, the fair value of the restricted shares was determined to be RMB4,350 based on the Company's ordinary share price on August 28, 2019.

The rights, preferences and privileges of the Redeemable Convertible Preferred Shares are as follows:

Redemption Rights

Prior to the issuance of Series C Preferred Shares in June 2016, Series A and B Preferred Shares shall be redeemable at the option of holders of the Series A and B Preferred Shares, at any time after the earliest of (i) the fifth (5th) anniversary of the Series A Preferred Shares issue date, if a Qualified Initial Public Offering (“Qualified IPO”), has not been consummated by then, (ii) the time when any material adverse change in the regulatory environment occurs, under which circumstance the captive structure of the Group becomes, has become, or is threaten to become invalid, illegal or unenforceable, or (iii) the date that there is a material breach by the Company or by any direct or indirect owners of the ordinary shares of any of their respective representations, warranties, or undertakings under the transaction documents.

Upon the issuance of Series C Preferred Shares in June 2016, the redemption term of Series A and Series B Preferred Shares were modified to be the same as Series C Preferred Shares, in which they were redeemable at the option of holders of these preferred shares: at any time after the fourth (4th) anniversary of the issuance date of Series C Preferred Shares, if the Company has not consummated a Qualified IPO by then, which extends the redemption start date of Series A and B Preferred Shares was extended from July 30, 2019 to June 9, 2020 to be in line with the optional redemption date of Series C Preferred Shares.

Upon the issuance of Series D Preferred Shares in February 2018, the redemption term of Series A, B and C Preferred Shares were modified to be the same as Series D Preferred Shares, in which they were redeemable at the option of holders of these preferred shares: at any time after the third (3rd) anniversary of the issuance date of Series D Preferred Shares, if the Company has not consummated a Qualified IPO by then, which extends the redemption start date of Series A, B and C Preferred Shares was extended from June 9, 2020 to March 18, 2021 to be in line with the optional redemption date of Series D Preferred Shares.

Upon the issuance of Series E Preferred Shares in August 2019, the redemption term of Series A, B, C and D Preferred Shares were modified to be the same as Series E Preferred Shares, in which they were redeemable at the option of holders of these preferred shares: at any time after the third anniversary of the issuance date of Series E Preferred Shares, if the Company has not consummated a Qualified IPO by then, which extends the redemption start date of Series A, B,C and D Preferred Shares was extended from March 18, 2021 to August 27, 2022 to be in line with the optional redemption date of Series E Preferred Shares. The redemption term of Series F Preferred Shares remained the same as Series E Preferred Shares.

The redemption price equals to the greater of (1) 100% of the Preferred Shares issue price with an 8% compound per annum, plus any declared but unpaid dividends on such Preferred Shares, and (2) the fair market value of the relevant Preferred Shares. The fair value of the relevant Preferred Shares was determined by management with the assistance from a valuation firm using management's estimates and assumptions.

The Company recognized changes in the redemption value immediately as they occur and adjust the carrying value of the Redeemable Convertible Preferred Shares to equal the redemption value at the end of each reporting period, as if it were also the redemption date for the Redeemable Convertible Preferred Shares.

The Company determines whether an amendment or modification to the terms of Series A, B, C and D Preferred Shares represents an extinguishment based on a fair value approach. If the fair value of the preferred shares immediately before and after the amendment is significantly different (by more than 10%), the amendment or modification represents an extinguishment. The Company has determined that the amendment to the terms of Series A, B, C and D Preferred Shares did not represent an extinguishment, and therefore modification accounting was applied by analogy to the modification guidance contained in ASC 718 20, Compensation—Stock Compensation. The Company accounts for modifications that result in an increase to the fair value of the modified preferred shares as a deemed dividend reconciling net loss to net loss attributable to ordinary shareholders as there is a transfer of value from the ordinary shareholders to the preferred shareholders. Modifications that result in a decrease in the fair value of the modified preferred shares were not recognized. Upon the issuance of Series E Preferred Shares in August 2019, the increase in fair value of Series C Preferred Shares and Series D Preferred Shares at the modification date resulting from extension of optional redemption date were US$974 (equivalent to RMB6,716) and US$806 (equivalent to RMB5,562), respectively. The inputs for appraising the fair value of the modified preferred shares are the redemption term, volatility, dividend rate and risk-free interest rate.

Conversion Rights

Each preferred share shall be convertible, at the option of the holder, at any time after the date of issuance of such preferred shares according to a conversion ratio, subject to adjustments for dilution, including but not limited to share splits, share combination, share dividends and distribution and certain other events.

Each preferred share shall automatically be converted into ordinary shares, at the applicable then-effective conversion price upon the earlier of (a) the closing of a Qualified IPO, or (b) the date specified by written consent or agreement of the holders of a majority of each round of Preferred Shares with respect to each round of Preferred Shares.

Voting Rights

Each preferred share shall be entitled to that number of votes corresponding to the number of ordinary shares on an as converted basis. Preferred shares shall vote separately as a class with respect to certain specified matters. Otherwise, the holders of preferred shares and ordinary shares shall vote together as a single class.

Dividend Rights

Preferred shares holders are entitled to receive dividends at the rate of 8% of the applicable preferred shares issue price, payable out of funds or assets legally available. Such dividends shall be payable only if declared by the Board of Directors and shall be non-cumulative.

The Company is not obliged to declare, pay, set aside or make such dividends to preferred shares holders except for (i) a distribution made in liquidation; (ii) applicable exempted distribution, including (a) the purchase, repurchase or redemption of ordinary shares by the Company from terminated employees, officers or consultants in accordance with the ESOP or the share restriction agreement, or pursuant to the exercise of a contractual right of first refusal held by the Company, if any, or pursuant to written contractual arrangements with the Company approved by the Board, and (b) the purchase, repurchase or redemption of the Preferred Shares;(iii) all declared but unpaid dividends on the preferred shares have been paid in full, and (iv) a dividend or distribution is likewise declared, paid, set aside or made, respectively, at the same time with respect to each issued and outstanding preferred share such that the dividend or distribution declared, paid, set aside or made to the holder shall be equal to the dividend or distribution that such holder would have received if such preferred share had been converted into ordinary Shares immediately prior to the record date for such dividend or distribution, or if no such record date is established, the date such dividend or distribution is made, and if such share then participated in and the holder received such dividend or distribution.

Liquidation Preferences

In the event of any liquidation including deemed liquidation, dissolution or winding up of the Company, holders of the preferred shares shall be entitled to receive a per share amount equal to 100% of the original preferred shares issue price with an 8% compound per annum, plus any declared but unpaid dividends on such preferred shares, in the sequence of Series F Preferred Shares, Series E Preferred Shares, Series D Preferred Shares, Series C Preferred Shares, Series B Preferred Shares and Series A Preferred Shares. After such liquidation amounts have been paid in full, any remaining funds or assets of the Company legally available for distribution to shareholders shall be ratably distributed among the holders of the Preferred Shares, on an as-converted basis, together with the holders of the ordinary shares.

The Company classified all series of Redeemable Convertible Preferred Shares as mezzanine equity in the consolidated balance sheets since they are contingently redeemable at the option of the holders after a specified time period.

The Company evaluated the embedded conversion option in all series preferred shares to determine if the embedded conversion option require bifurcation and accounting for as a derivative. The Company concluded the embedded conversion option did not need to be bifurcated pursuant to ASC 815 Derivatives and Hedging. The Company also determined that there was no beneficial conversion feature attributable to all series preferred shares because the initial effective conversion prices of these all series preferred share were higher than the fair value of the Company's ordinary shares at the relevant commitment dates. The fair value of the Company's ordinary shares on the commitment date was estimated by management, which involves significant assumptions that might not be observable in the market, and a number of complex and subjective variables, including discount rate, risk‑free interest rate and subjective judgments regarding the Company's projected financial and operating results, its unique business risks, the liquidity of its ordinary shares and its operating history and prospects at the time the grants are made. Except for the warrant liability with proceeds allocated from the issuance of the debt instrument, the Company also determined there was no other embedded features to be separated from all series preferred shares.